Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Revenue	$ 33,385	$ 21,042	$ 99,605	$ 61,683
Cost of sales - production costs	16,886	10,241	41,992	28,376
Cost of sales - depreciation	1,667	896	6,392	2,616
Mine operating income	14,832	9,905	51,221	30,691
Total comprehensive income	6,360	6,627	27,791	16,622
La Preciosa | Mexico
Statement [Line Items]
Revenue	6,806	0	14,990	0
Cost of sales - production costs	5,821	0	9,748	0
Cost of sales - depreciation	247	0	576	0
Mine operating income	738	0	4,666	0
Total comprehensive income	663	0	4,186	0
Avino | Mexico
Statement [Line Items]
Revenue	26,579	21,042	84,615	61,683
Cost of sales - production costs	11,065	10,241	32,244	28,376
Cost of sales - depreciation	1,420	896	5,816	2,616
Mine operating income	14,094	9,905	46,555	30,691
Total comprehensive income	8,238	6,316	28,414	22,813
Corporate | Canada
Statement [Line Items]
Revenue	0	0	0	0
Cost of sales - production costs	0	0	0	0
Cost of sales - depreciation	0	0	0	0
Mine operating income	0	0	0	0
Total comprehensive income	$ (2,541)	$ 311	$ (4,809)	$ (6,191)